Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 221,790	$ 346,260	$ 555,029
Marketable securities		0	771
Deposits	700	700	700
Prepaid expenses	13,979	20,504	91,712
Total Current Assets	236,469	367,464	648,212
OTHER ASSETS
Mineral properties		0	377,663
TOTAL ASSETS	236,469	367,464	1,025,875
CURRENT LIABILITIES
Accounts payable and accrued liabilities	12,901	16,909	12,886
Allowance for optioned properties		0	443,308
TOTAL CURRENT LIABILITIES	12,901	16,909	456,194
TOTAL LIABILITIES	12,901	16,909	456,194
Commitments and contingencies	0	0	0
STOCKHOLDERS' EQUITY
Common stock, 3,000,000,000 shares authorized, par value $0.001; 95,651,644 and 95,651,644 common shares outstanding, respectively	95,652	95,652	95,652
Additional paid in capital	4,322,347	4,322,347	4,322,347
Additional paid in capital - options	191,513	191,513	191,513
Additional paid in capital - warrants	369,115	369,115	369,115
Accumulated other comprehensive income		0	(771)
Accumulated deficit	(4,755,059)	(4,628,072)	(4,408,175)
TOTAL STOCKHOLDERS' EQUITY	223,568	350,555	569,681
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 236,469	$ 367,464	$ 1,025,875